Derivatives and Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
Natural gas portfolios, maximum % rate	25.00%
Gain or loss (ineffective portion) recognized in income	$ 0
Senior Notes, 3.875%, Due 2022 [Member]
Derivative [Line Items]
Agreement settlement paid	$ 21,800,000
Minimum [Member]
Derivative [Line Items]
Maturities of natural gas swaps	Jan. 01, 2015
Maximum [Member]
Derivative [Line Items]
Maturities of natural gas swaps	Mar. 31, 2016